Unaudited interim condensed consolidated balance sheets - CHF (SFr) SFr in Thousands	Jun. 30, 2022	Dec. 31, 2021
Statement of financial position [abstract]
Cash and cash equivalents	SFr 557,671	SFr 653,081
Trade receivables	158,528	99,264
Inventories	216,713	134,178
Other current financial assets	58,803	30,054
Other current operating assets	68,473	48,024
Current assets	1,060,188	964,601
Property, plant and equipment	52,000	34,399
Right-of-use assets	186,605	177,889
Intangible assets	56,975	57,464
Deferred tax assets	16,475	2,171
Non-current assets	312,055	271,923
Assets	1,372,243	1,236,524
Trade payables	44,443	45,939
Other current financial liabilities	26,323	20,096
Other current operating liabilities	141,209	121,673
Current provisions	5,102	14,903
Income tax liabilities	18,977	2,400
Current liabilities	236,054	205,011
Employee benefit obligations	1,704	5,853
Non-current provisions	5,870	4,442
Other non-current financial liabilities	176,331	167,228
Deferred tax liabilities	16,397	5,611
Non-current liabilities	200,302	183,134
Share capital	33,454	33,454
Treasury shares	(26,142)	(25,035)
Capital reserves	1,063,841	1,043,987
Other reserves	1,847	(3,422)
Accumulated losses	(137,113)	(200,605)
Equity	935,887	848,379
Equity and liabilities	SFr 1,372,243	SFr 1,236,524